EARN TAX-FREE
  (graphics-picture of a money bag)       INCOME
                                           *****
                                          in a 5-star Fund
                                   for the three-year period ended 6/30/97.

U.S. GLOBAL INVESTORS
UNITED SERVICES NEAR-TERM TAX FREE FUND

Invest in a fund with a five star Morningstar rating for its 3-year performance, the highest rating given to a mutual fund.

                               (graphics-cartoon picture of a man jumping up)

Earn high current income that is tax-free.

Invest in a 100% no-load fund, which means no sales charges and no commissions.

   30-Day                                        30-Day
Current Yield                               Tax-Equivalent Yield*
    4.85%                                         8.03%
as of 6/30/97                                  as of 6/30/97

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                                   Call 308-1222
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(company logo)
U.S. GLOBAL INVESTORS
7900 CALLAGHAN ROAD
SAN ANTONIO, TEXAS 78229


*Assumes  a  tax-equivalent  basis of  39.6%.

For more information, including charges and expenses, call 1-800-US-FUNDS for a free prospectus. Read it carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their origianl cost.

Average annual total returns for one-, three-, five-year and since inception are 5.86%, 5.11%, and 5.95%, respectively. Morningstar proprietary ratings reflect historical risk adjust performance. The ratings are subject to change each month. Morningstar is a nationally recognized fund rating service which awards rankings that reflect historical risk-adjusted performance. These ratings may change monthly, and they're calculated from the fund's one-, three- and five-year (when available) average annual returns, over and above 90-day Treasury bill returns, with an appropriate adjustment for fees, along with a risk factor that shows the fund performance below the returns for 90-day Treasury bill returns. It awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. The United Services Near-Term Tax Free Fund received 4 stars out of 1315 for the 1-year period ended 6/30/97; 4 stars out of 640 funds for the 5-year period ended
6/30/97.                                                                  SAB371